                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology, LLC
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   Managing Member
Phone:   212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York     November 14, 2006
----------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2

Form 13F Information Table Entry Total:          136

Form 13F Information Table Value Total:   $1,088,853
                                          (thousands)

List of Other  Included Managers:         S Squared Capital II Management, LLC
                                          S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

02 - S Squared Technology Partners, L.P.

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)

                                                                                    Item 6:
                                                                             Investment Discretion                      Item 8:
                                                   Item 4:               ----------------------------             Voting Authority
                               Item 2:              Fair       Item 5:            (b)                  Item 7:        (Shares)
                                Title   Item 3:    Market     Shares of        Shared-As              Managers ---------------------
            Item 1:               of     CUSIP      Value     Principal   (a) Defined in     (c)         See      (a)     (b)    (c)
        Name of Issuer          Class    Number  (x $1,000)    Amount    Sole  Instr. V  Shared-Other Instr. V    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
@ROAD INC                      COM     04648k105      6,500 1,113,090 SH           X                        02 1,113,090
A D C TELECOMMUNICATN INC.     COM     000886309      6,664   444,000 SH           X                        01   444,000
ACCENTURE LTD CL A             COM     G1150G111      7,972   251,400 SH           X                        01   251,400
ADVANCED ANALOGIC TECH         COM     00752j108      4,433   807,500 SH           X                        02   807,500
ALTIRIS INC.                   COM     02148M100      9,794   464,400 SH           X                        02   464,400
ALVARION LTD                   COM     m0861t100      2,556   400,000 SH           X                        02   400,000
ANDREW CORP                    COM     034425108     33,059 3,574,000 SH           X                        01 3,574,000
ARDENT ACQUISITION CORP        COM     03979e100        802   150,000 SH           X                        02   150,000
ASPEN TECHNOLOGY INC           COM     045327103        610    55,900 SH   X                                      55,900
AUTODESK INC COM               COM     052769106     21,400   615,300 SH           X                        01   615,300
BEA SYS INC                    COM     073325102      6,797   447,200 SH           X                        01   447,200
BELL MICROPRODUCTS, INC.       COM     078137106      6,288 1,211,500 SH           X                        02 1,211,500
BMC SOFTWARE INC               COM     055921100      1,459    53,600 SH           X                        02    53,600
BORLAND SOFTWARE               COM     099849101     13,722 2,394,700 SH           X                    01, 02 2,394,700
BOSTON SCIENTIFIC              COM     101137107      5,176   350,000 SH           X                        01   350,000
BROOKS AUTOMATION INC.         COM     114340102     23,349 1,789,200 SH           X                        01 1,789,200
BSQUARE CORP                   COM     11776U102      1,931   942,100 SH           X                        02   942,100
BUSINESS OBJECTS               ADR     12328X107      9,204   270,000 SH           X                        01   270,000
CALIFORNIA MICRO DEVICES CORP  COM     130439102      4,501   882,500 SH           X                        02   882,500
CALLIDUS SOFTWARE              COM     13123E500      6,719 1,382,500 SH           X                        02 1,382,500
CALLWAVE INC                   COM     13126N101        287   108,000 SH           X                        02   108,000
CAMBRIDGE HEART INC            COM     131910994        688   307,336 SH           X                        02   307,336
CEVA INC.                      COM     157210105      3,286   580,600 SH           X                        02   580,600
CHIPMOS TECHNOLOGIES           COM     G2110R106      7,397 1,239,000 SH           X                        02 1,239,000
CIRRUS LOGIC                   COM     172755100      1.946   267,000 SH   X                                     267,000
CITRIX SYS INC                 COM     177376100     11,515   318,000 SH           X                        01   318,000
COGNIZANT TECHNOLOGY SOLUTIONS COM     192446102      7,320    98,900 SH           X                        01    98,900
COGNOS INC.                    COM     19244C109     35,653   976,800 SH           X                        01   976,800
COHU INC.                      COM     192576106      8,275   464,100 SH           X                        02   464,100
COMPUTER TASK GROUP            COM     205477102      2,581   648,500 SH           X                        01   648,500
COMPUWARE CORP                 COM     205638109     26,498 3,401,600 SH           X                        01 3,401,600
COMVERSE TECHNOLOGY INC        COM     205862402     11,666   544,100 SH           X                        01   544,100
COREL CORP.                    COM     21869X103      3,807   295,800 SH           X                        02   295,800
CURAGEN CORP                   COM     23126R101      2,603   756,700 SH           X                        02   756,700
CYPRESS SEMICONDUCTOR          COM     232806109     40,062 2,254,500 SH           X                        01 2,254,500
DIGITAL RIV INC                COM     25388B104     57,479 1,124,400 SH           X                        01 1,124,400
DIVX INC                       COM     255413106        879    37,000 SH           X                        01    37,000
DOT HILL SYS                   COM     25848T109      6,264 1,606,100 SH           X                        02 1,606,100
EARTHLINK INC                  COM     270321102      5,041   692,400 SH           X                        01   692,400
EFJ INC                        COM     26843B101      2,845   385,000 SH           X                        02   385,000
                                                  ---------
COLUMN TOTAL                                        409,028
                                                  ---------

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)

                                                                                    Item 6:
                                                                             Investment Discretion                      Item 8:
                                                   Item 4:               ----------------------------             Voting Authority
                               Item 2:              Fair       Item 5:            (b)                  Item 7:        (Shares)
                                Title   Item 3:    Market     Shares of        Shared-As              Managers ---------------------
            Item 1:               of     CUSIP      Value     Principal   (a) Defined in     (c)         See      (a)     (b)    (c)
        Name of Issuer          Class    Number  (x $1,000)    Amount    Sole  Instr. V  Shared-Other Instr. V    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
ELOYALTY CORP                  COM     290151307     12,697   701,100 SH           X                    01, 02   701,100
EMBARCADERO TECH INC           COM     290787100     19,871 2,417,400 SH           X                        02 2,417,400
EMS TECH INC                   COM     26873n108      5,395   287,300 SH           X                        02   287,300
ENREV CORP PRIV PL SERIES A    COM                        0    86,226 SH           X                        01    86,226
ENZON PHARMACEUTICLS           COM     293904108      4,331   525,000 SH           X                        02   525,000
EPICOR SOFTWARE CORP           COM     29426L108      4,809   366,800 SH   X                                     366,800
FAIRCHILD SEMICND INTL         COM     303726103     11,510   615,500 SH           X                        01   615,500
FILENET CORP                   COM     316869106     13,880   398,500 SH           X                        01   398,500
FOUNDRY NETWORKS INC           COM     35063R100     22,056 1,677,300 SH           X                        01 1,677,300
FREESCALE SEMICONDUCTOR INC.   COM     35687m107        373     9,800 SH   X                                       9,800
GENZYME CORP                   COM     372917104      1,019    15,100 SH   X                                      15,100
HALOZYME THERAPEUTICS INC.     COM     40637H109      1,875   707,600 SH           X                        02   707,600
HANA BIOSCIENCES INC.          COM     40963P105      2,948   429,800 SH           X                        02   429,800
HARRIS INTERACTIVE             COM     414549105      8,971 1,470,700 SH           X                    01, 02 1,470,700
HEALTHSOUTH                    COM     421924101      6,944 1,400,000 SH           X                        01 1,400,000
IKANOS COMMUNICATIONS          COM     45173E105      1,589   135,000 SH           X                        02   135,000
INDUS INTL INC                 COM     45578L100      7,551 3,008,200 SH           X                        01 3,008,200
INFINITY PHARMACEUTICALS INC   COM     45665G303        810    60,000 SH           X                        02    60,000
INFOCROSSING                   COM     45664X109      7,331   546,700 SH           X                        02   546,700
INFORMATICA CORP               COM     45666Q102     12,037   885,700 SH           X                        01   885,700
INFOSPACE COM INC              COM     45678T201     20,238 1,097,500 SH           X                    01, 02 1,097,500
INPUT OUTPUT INC               COM     457652105        248    25,000 SH           X                        02    25,000
INTEGRATED DEVICE TECH         COM     458118106      2,491   155,000 SH           X                        01   155,000
INTEGRATED SILIC SOLTN         COM     45812P107      6,453 1,158,500 SH           X                    01, 02 1,158,500
INTERACTIVE INTELLIGENCE INC   COM     45839M103      1,573   136,100 SH           X                        01   136,100
INTERNET SECURITY SYSTEMS      COM     46060X107     19,104   688,200 SH           X                        01   688,200
INTERSIL HLDG CORP CL A        COM     46069S109      3,928   160,000 SH           X                        01   160,000
INTERWOVEN INC                 COM     46114t508      6,430   583,000 SH           X                        02   583,000
ITHAKA ACQUISITION CORP        COM     465707206      1,950   325,000 SH           X                        02   325,000
IXIA                           COM     45071R109     12,830 1,440,000 SH           X                        02 1,440,000
KBL HEALTHCARE ACQUISITION COR COM     48241R207      1,570   250,000 SH   X                                     250,000
KEYNOTE SYS INC                COM     493308100      7,234   687,000 SH           X                        02   687,000
KOSAN BIOSCIENCES              COM     50064W107         61    12,700 SH           X                        02    12,700
KRONOS INC.                    COM     501052104      1,292    37,900 SH   X                                      37,900
LATTICE SEMICONDUCTOR          COM     518415104      1,023   150,000 SH   X                                     150,000
LEADIS TECHNOLOGY INC          COM     52171N103      2,955   748,000 SH           X                        02   748,000
LIBERTY GLOBAL INC-A           COM     530555101     11,694   454,300 SH           X                        01   454,300
LOOKSMART LTD                  COM     543442503      6,321 2,172,140 SH           X                        02 2,172,140
MATTSON TECHNOLOGY INC         COM     577223100        756    91,100 SH   X                                      91,100
MEDICINES CO                   COM     584688105      1,094    48,500 SH   X                                      48,500
                                                  ---------
COLUMN TOTAL                                        255,242
                                                  ---------

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)

                                                                                    Item 6:
                                                                             Investment Discretion                      Item 8:
                                                   Item 4:               ----------------------------             Voting Authority
                               Item 2:              Fair       Item 5:            (b)                  Item 7:        (Shares)
                                Title   Item 3:    Market     Shares of        Shared-As              Managers ---------------------
            Item 1:               of     CUSIP      Value     Principal   (a) Defined in     (c)         See      (a)     (b)    (c)
        Name of Issuer          Class    Number  (x $1,000)    Amount    Sole  Instr. V  Shared-Other Instr. V    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                  COM     584699102      4,622   157,900 SH           X                        01   157,900
MERCURY INTERACTIVE CP         COM     589405109     81,649 1,584,500 SH           X                        01 1,584,500
METASOLV INC                   COM     59139p104      6,435 2,124,000 SH           X                        02 2,124,000
MOTIVE INC                     COM     61980V107      5,833 2,525,200 SH           X                        02 2,525,200
NEUSTAR INC                    COM     64126X201      9,843   354,700 SH           X                        01   354,700
NITROMED                       COM     654798503        964   304,000 SH           X                        02   304,000
NORTEL NETWORKS CORP           COM     656568102      4,913 2,136,100 SH           X                        01 2,136,100
O2 MICRO INTERNATIONAL         ADR     G6797E106      8,369 1,211,100 SH           X                        02 1,211,100
OPENWAVE SYS INC               COM     683718308     33,879 3,619,600 SH           X                    01, 02 3,619,600
OPNET TECHNOLOGIES             COM     683757108      5,454   416,000 SH           X                        02   416,000
PEGASYSTEMS INC                COM     705573103      6,011   688,600 SH           X                        02   688,600
PHOENIX TECHNOLOGIES LTD       COM     719153108      4,957 1,152,800 SH           X                        02 1,152,800
PHOTON DYNAMICS                COM     719364101      6,900   520,000 SH           X                        02   520,000
PHOTRONICS INC                 COM     719405102     11,715   829,100 SH           X                        01   829,100
POINTS INTERNATIONAL LTD.      COM     730843109      2,064 3,621,000 SH           X                        02 3,621,000
POWERDSINE LTD                 COM     M41415106      6,411   674,100 SH           X                        02   674,100
POWERWAVE TECHNOLOGIES         COM     739363109     10,581 1,392,300 SH           X                        01 1,392,300
QLOGIC CORP                    COM     747277101     11,623   615,000 SH           X                        01   615,000
QLT INC                        COM     746927102        151    19,907 SH           X                        01    19,907
QUEST SOFTWARE INC             COM     74834T103     15,068 1,055,200 SH           X                        01 1,055,200
QUOVADX INC.                   COM     74913K106      3,241 1,241,600 SH           X                        02 1,241,600
RADVISION INC                  COM     M81869105      5,688   344,700 SH           X                        02   344,700
RADWARE, LTD                   COM     IL0010834      5,360   395,000 SH           X                        02   395,000
RIGHTNOW TECHNOLOGIES INC      COM     76657R106      2,306   147,700 SH           X                        02   147,700
RIVERSTONE NETWORKS            COM     769320102     10,527 8,160,250 SH           X                    01, 02 8,160,250
S1 CORPORATION                 COM     78463B101     10,684 2,317,628 SH           X                    01, 02 2,317,628
SAFENET NET                    COM     78645R107     17,011   935,200 SH           X                    01, 02   935,200
SAPIENT CORP                   COM     803062108      6,365 1,170,000 SH           X                        02 1,170,000
SCHERING PLOUGH CORP           COM     806605101      5,090   230,400 SH   X                                     230,400
SCOPUS VIDEO NETWORKS          COM     M8260H106      2,617   729,100 SH           X                        02   729,100
SEMITOOL INC                   COM     816909105      1,455   140,700 SH           X                        02   140,700
SHUTTERFLY                     COM     82568P304        233    15,000 SH           X                        02    15,000
SONIC SOLUTIONS                COM     835460106     16,592 1,088,700 SH           X                    01, 02 1,088,700
SPRINT NEXTEL CORP             COM     852061100      4,917   286,700 SH   X                                     286,700
ST JUDE MED INC                COM     790849103     11,593   328,500 SH           X                        01   328,500
SYMMETRICOM                    COM     871543104      7,187   890,600 SH           X                        02   890,600
TALEO CORP                     COM     87424N104      1,012   100,000 SH           X                        02   100,000
TELECOMMUNICATIONS SYS CL A    COM     87929J103      3,316 1,232,600 SH           X                        02 1,232,600
TERADYNE INC                   COM     880770102     11,708   889,700 SH           X                        01   889,700
TNS INC                        COM     872960109      8,169   542,400 SH           X                        02   542,400
                                                  ---------
COLUMN TOTAL                                        372,513
                                                  ---------

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                  (SEC USE ONLY)

                                                                                    Item 6:
                                                                             Investment Discretion                      Item 8:
                                                   Item 4:               ----------------------------             Voting Authority
                               Item 2:              Fair       Item 5:            (b)                  Item 7:        (Shares)
                                Title   Item 3:    Market     Shares of        Shared-As              Managers ---------------------
            Item 1:               of     CUSIP      Value     Principal   (a) Defined in     (c)         See      (a)     (b)    (c)
        Name of Issuer          Class    Number  (x $1,000)    Amount    Sole  Instr. V  Shared-Other Instr. V    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
TTI TEAM TELECOM LTD           COM     M88258104      3,209   909,091 SH           X                        02   909,091
VANTAGEMED CORPORATION (restri COM     92208W106        774 1,612,904 SH           X                        02 1,612,904
VERISIGN INC                   COM     92343E102     14,150   700,500 SH           X                        01   700,500
VITRIA TECHNOLOGY              COM     92849Q104      3,026 1,129,025 SH           X                        02 1,129,025
WEB.COM IN COMMON              COM     94732Q100      1,938   465,800 SH           X                        02   465,800
WEBSENSE INC                   COM     947684106     12,091   559,500 SH           X                        01   559,500
WESTERN DIGITAL CORP           COM     958102105      1,086    60,000 SH           X                        01    60,000
WILSON GREATBATCH TECH         COM     972232102        565    25,000 SH   X                                      25,000
XMSATELLITE RADIO HOLDINGS     COM     983759101      6,192   480,000 SH   X                                     480,000
ZARLINK SEMICONDUCTOR INC      COM     989139100      3,338 1,538,200 SH           X                        02 1,538,200
ZHONE TECHNOLOGIES INC         COM     98950P108      3,048 2,848,674 SH           X                    01, 02 2,848,674
ACUSPHERE INC CONVERTIBLE PREF PFD     00511R862      2,185    70,000 SH           X                        02    70,000
ELOYALTY CORP SERIES B CONV    PFD     290151984        407    22,475 SH   X                                      22,475
                                                  ---------
COLUMN TOTAL                                         52,009
                                                  ---------

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                                    Item 6:
                                                                             Investment Discretion                      Item 8:
                                                   Item 4:               ----------------------------             Voting Authority
                               Item 2:              Fair       Item 5:            (b)                  Item 7:        (Shares)
                                Title   Item 3:    Market     Shares of        Shared-As              Managers ---------------------
   S SQUARED TECHNOLOGY, LLC      of     CUSIP      Value     Principal   (a) Defined in     (c)         See      (a)     (b)    (c)
       ADDITIONS TO 13F         Class    Number  (x $1,000)    Amount    Sole  Instr. V  Shared-Other Instr. V    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
ADR AU OPTRONICS               ADR     002255107         43     3,000 SH   X                                       3,000
COMMVAULT SYSTEMS              COM     204166102         18     1,000 SH           X                        02     1,000
RAINMAKER SYSTEMS              COM     750875106          0        20 SH   X                                          20
                                                  ---------
COLUMN TOTAL                                             61
                                                  ---------
GRAND TOTAL                                       1,088,853
                                                  =========